SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Cash	$ 1,981,765	$ 4,216,911	$ 722,894
Restricted cash and cash equivalents			184,569
Bank guarantee reduced monthly		14,197	14,197
Short-term investments		6,366,828
Impairment loss
Patents and Licenses [member]
IfrsStatementLineItems [Line Items]
Useful life, intangible assets (Year)	12 years
U.S. term deposits [member]
IfrsStatementLineItems [Line Items]
Current investments	$ 7,248,080	$ 10,724,864	$ 6,150,000
US and Canadian Term Deposits [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Investment interest rate range	0.20%
US and Canadian Term Deposits [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Investment interest rate range	0.25%
Guaranteed Investment Certificates [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Investment interest rate range	0.75%
Guaranteed Investment Certificates [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Investment interest rate range	1.44%